Share-Based Compensation - Additional Information (Details) - USD ($)							1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 19, 2023	Mar. 17, 2023	Mar. 15, 2023	Apr. 04, 2022	Mar. 17, 2022	Apr. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs									$ 457,751	$ 475,692
Weighted-average remaining contractual term of options outstanding									2 years 10 months 6 days		2 years 4 months 24 days
Share-based compensation costs									$ 121,078	$ 4,640
Option compensation not yet recognized	$ 1,053,278								$ 1,053,278
Weighted average exercise price of share options exercisable	$ 17.59								$ 17.59		$ 21.08
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term									4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term									6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)						75,716			47,829		85,716
Weighted average value of awards granted (in dollars per share)						$ 10.65			$ 12.45		$ 10.83
Awards vested (in shares)									73,650		71,504
Weighted average grant date value of awards vested (in dollars per share)									$ 10.02		$ 10.64
Non-option compensation cost not yet recognized	$ 937,371								$ 937,371		$ 619,869
Total compensation cost not yet recognized period for recognition									1 year 3 months 14 days		1 year 14 days
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									3 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									10 years
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									3 years
Share-based compensation costs									$ 30,085		$ 38,220
Discount percentage to share price									15.00%
Shares issued (in shares)									0
Non Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)			45,864					29,295
Weighted average grant date value of awards vested (in dollars per share)			$ 10.65					$ 10.26
Fair value of shares vested			$ 553,120					$ 311,992
Non Employee Director [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)				36,327		57,402
Vesting period									1 year
Awards vested (in shares)							11,538
Fair value of shares vested							$ 161,763
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average value of awards granted (in dollars per share)		$ 7.90
Awards vested (in shares)		12,159
Weighted average grant date value of awards vested (in dollars per share)								$ 11.00
Fair value of shares vested		$ 157,581						$ 331,799
Officers and Employees [Member] | 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)								28,497
Officers and Employees [Member] | March 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)								2,174
Officers and Employees [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)				11,502	10,000	18,314
Weighted average value of awards granted (in dollars per share)					$ 12.17
Vesting period									3 years
Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average value of awards granted (in dollars per share)	$ 9.84
Awards vested (in shares)	15,627
Fair value of shares vested	$ 203,307